FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities measured at fair value on a recurring basis
Trading securities	$ 266	$ 211
Level 1
Assets and liabilities measured at fair value on a recurring basis
Trading securities	146	166
Available-for-sale securities	1,390	1,071
Derivatives	47	39
Total assets	1,583	1,276
Derivatives	35	5
Total liabilities	35	5
Level 2
Assets and liabilities measured at fair value on a recurring basis
Trading securities	116	41
Available-for-sale securities	3,068	214
Derivatives	583	467
Total assets	3,767	722
Derivatives	98	201
Total liabilities	98	201
Level 3
Assets and liabilities measured at fair value on a recurring basis
Trading securities	4	4
Available-for-sale securities	135	116
Derivatives	0	0
Total assets	139	120
Derivatives	0	0
Total liabilities	0	0
Netting Adjustment
Assets and liabilities measured at fair value on a recurring basis
Trading securities	0	0
Available-for-sale securities	0	0
Derivatives	(116)	(117)
Total assets	(116)	(117)
Derivatives	(121)	(121)
Total liabilities	(121)	(121)
Fair Value Measurements
Assets and liabilities measured at fair value on a recurring basis
Trading securities	266	211
Available-for-sale securities	4,593	1,401
Derivatives	514	389
Total assets	5,373	2,001
Derivatives	12	85
Total liabilities	$ 12	$ 85